CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical)	12 Months Ended
Dec. 31, 2020 shares
Class A Common Stock | Common stock
Sale of Private Placement Units (in shares)	650,000